Result And Remuneration To Shareholders - Schedule of Other Operating Expenses (Revenues), Net (Parenthetical) (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Personnel	[1]	R$ 1,453	R$ 1,399	R$ 1,308
Provisions (Reversals)	[2]	655	(82)	R$ 434
Deferred tax assets, Provisions for contingencies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisions (Reversals)			R$ 59
Voluntary Dismissal and Retirement Program (PDVP) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Personnel		R$ 22

[1]	Includes an amount of R$22 related to the costs of the 2025 Voluntary Dismissal and Retirement Program (PDVP). Further details are provided throughout this note.
[2]	In fiscal year 2024, a reversal of provisions for tax contingencies was recognized in the amount of R$59, arising from a favorable first‑instance decision for the Company, which determined the cancellation of the assessment and the termination of the tax enforcement proceeding related to social security contributions on Profit Sharing (PLR).